Stockholders' Deficit (Details 6) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Prepaid expense that will be amortized in 2012	$ 92,032	$ 534,456	$ 1,965,911	$ 0